VIA EDGAR

June 2, 2025

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)

Ladies and Gentlemen:

On behalf of Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the form of Prospectus and Statement of Additional Information for the Bluemonte Large Cap Core ETF, Bluemonte Large Cap Growth ETF, Bluemonte Large Cap Value ETF, Bluemonte Dynamic Total Market ETF, Bluemonte Global Equity ETF, Bluemonte Core Bond ETF, Bluemonte Short Term Bond ETF, Bluemonte Long Term Bond ETF, and Bluemonte Diversified Income ETF that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 447, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001213900-25-048380 on May 29, 2025.

If you have any questions, please contact me at 518-282-4558.

Sincerely,

/s/ Richard Malinowski

Richard Malinowski